REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF PRODUCT AND SERVICE REVENUE

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Product sales	$1,532,984	$1,487,983	$3,170,700	$2,617,290
Drone service	837,131	251,721	1,243,977	661,684
Services	-	242,168	-	242,634
	$2,370,115	$1,981,872	$4,414,677	$3,521,608

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic revenue segmentation is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Canada	$2,136,047	$1,508,277	$4,052,431	$2,277,657
United States	234,068	430,693	362,246	1,200,112
International	-	42,902	-	43,839
	$2,370,115	$1,981,872	$4,414,677	$3,521,608

SCHEDULE OF OPERATING SEGMENTS

Non-current assets for each geographic segment are as follows:

As at June 30, 2022	Canada	United States
Goodwill	$2,166,564	$3,837,339
Property and equipment	289,462	-
Intangible assets	197,184	312,732
Investments	230,342	-
Notes receivable	342,630	1,192,728
Right of use assets	406,426	-
	$3,632,608	$5,342,799